Related parties	12 Months Ended
Nov. 30, 2019
Related party transactions [abstract]
Related parties

2 7 .	Related parties
The key management personnel of the Company are the directors, the President and Chief Executive Officer and all of the Senior Vice Presidents.
Key management personnel compensation comprises:

	2019	2018

Short-term employee benefits	$2,016	$2,047
Post-employment benefits	67	77
Share-based compensation	847	746

	$2,930	$2,870
As at November 30, 2019, the key management personnel controlled
1.4
% (2018 –
1.5
%) of the voting shares of the Company and held
0.3
%
 (2018
–
 0.3%)
 of the convertible unsecured senior notes.